Hedges and Derivative Financial Instruments (Schedule of Net Investment Hedging) (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)
Senior note - 0.625%
Derivative [Line Items]
Stated interest rate	0.625%	0.625%	0.625%
Senior note - 0.625% | Net Investment Hedging
Derivative [Line Items]
Notional amount	$ 0	€ 0		$ 561	€ 500
Foreign Exchange Forward | Net Investment Hedging
Derivative [Line Items]
Notional amount	$ 362		$ 7,200	$ 382		$ 7,200